Capital Structure - Summary of Fair Value Assumptions Black Scholes Option Pricing Model (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Series A Warrants
Schedule Of Capitalization Equity [Line Items]
Fair value	$ 0
Remaining contractual term	2 years 2 months 26 days
Expected Dividend Yield
Schedule Of Capitalization Equity [Line Items]
Fair value measurement warrant inputs	0
Expected Volatility | Series A Warrants
Schedule Of Capitalization Equity [Line Items]
Fair value measurement warrant inputs	76.92
Risk Free Interest Rates | Series A Warrants
Schedule Of Capitalization Equity [Line Items]
Fair value measurement warrant inputs	4.41